CONSOLIDATED BALANCE SHEETS Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fixed income securities, available for sale amortized cost	$ 4,823.5	$ 4,126.7
Available-for-sale, net of allowance for expected credit losses	2.7	0.2
Fixed income securities, trading, amortized cost	1,155.5	844.8
Short term investments available for sale, amortized cost	10.1	88.0
Short-term investments, trading, amortized cost	2.0	35.4
Catastrophe Bonds, Fair Value Disclosure	5.3	18.8
Privately-held investments, cost, trading at fair value	309.2	319.7
Cash and cash equivalents, within VIEs	75.2	69.9
Premium Receivable, Allowance for Credit Loss	$ 30.2	$ 34.0
Ordinary shares, issued	60,395,839	60,395,839
Ordinary shares, par value	$ 0.01	$ 0.01
Unpaid losses (net of allowance for expected credit losses of 2021: $3.3 — 2020: $3.8)	$ 3.3	$ 3.8
Restricted cash	364.9	296.0
Fixed maturities
Fixed income securities, available for sale amortized cost	4,833.6	4,214.7
Short-term investments
Fixed income securities, trading, amortized cost	$ 2.0	$ 35.4